Fair Value measurements and Risk management (Details) - Revenue Benchmark - Customer Concentration Risk [Member] - OceanPal Inc. Predecessors	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
C Transport Maritime LTD
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%		38.00%
Vitera Chartering
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%		29.00%
Reachy International
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%		28.00%
Cargill International S.A.
Concentration Risk [Line Items]
Concentration Risk, Percentage		37.00%		34.00%
Phaethon International Co AG.
Concentration Risk [Line Items]
Concentration Risk, Percentage		33.00%		34.00%
Uniper Global Commodities, Dusseldorf GE
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%		22.00%
Crystal Sea Shipping Co., Limited
Concentration Risk [Line Items]
Concentration Risk, Percentage		20.00%		10.00%	12.00%
Hadson Shipping Lines Inc.
Concentration Risk [Line Items]
Concentration Risk, Percentage					30.00%
Glencore Agriculture BV
Concentration Risk [Line Items]
Concentration Risk, Percentage					22.00%